Commitments and Contingencies - Summary of Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 21, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture		$ 17,354	$ 89,324	$ 42,500
Marine Export Terminal capital contributions [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture	$ 4,000